RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

(a)Names and Relationship of Related Parties:

Existing Relationship with the Company
Dr. Tang	Chairman and controlling shareholder of the Company
Shanghai Ossen Material Research Institute Co., Ltd. (Formerly Shanghai Zhengfangxing Steel Co., Ltd.) (“Ossen Material Research”)	Under common control of Dr. Tang
Shanghai Ossen Investment Co., Ltd. (“SOI”)	Under common control of Dr. Tang
Shanghai Ossen Investment Holdings (Group) Co., Ltd. (“Ossen Shanghai)	Under common control of Dr. Tang and Dr. Tang is the President

Shanghai Pujiang Cable Co., Ltd. (“Shanghai Pujiang”)

Zhejiang Pujiang Cable Co., Ltd. (“Zhejiang Pujiang”)

Pujiang International Group Limited.

(“Pujiang International”)

Top Innovation Enterprises Limited.

(“Top Innovation”)

Subsidiary of Ossen Shanghai since September 2010 Subsidiary of Shanghai Pujiang since December 2010 Under common control of Dr. Tang Subsidiary of Pujiang International

(b)Summary of Balances with Related Parties:

	December 31,
	2019	2018
Accounts receivable – related parties
Shanghai Pujiang	$536,358	$—
	$536,358	$—

The balance of Accounts receivable-related parties consist of amounts from Shanghai Pujiang for the sale of products.

	December 31,
	2019	2018
Customer deposits – related parties
Shanghai Pujiang	$—	$2,604,604
Zhejiang Pujiang	$3,358,897	$2,195,780
	$3,358,897	$4,800,384

The balance of Customer deposits-related parties consist of amounts paid to the Company in advance from Shanghai Pujiang and Zhejiang Pujiang for the sale of products.

	December 31,
	2019	2018
Due to shareholder:
Dr. Tang	$—	$1,695,259
	$—	$1,695,259

Dr. Tang is the chairman and controlling interest shareholder of the Company. From time to time, Dr. Tang paid operating expenses on behalf of the Company to assist with the Company’s cash needs for business purposes.

	December 31,
	2019	2018
Due to related parties:
Pujiang International	$2,181,098	$—
Top Innovation	116,541	—
	$2,297,639	$—

The balance of Due to related parties consists of the loans to the Company from Pujiang International and the interest payable to Top Innovation.

(c)Summary of Related Party Transactions:

		December 31,
		2019	2018	2017
Ossen Material Research	Ossen Material Research provided guarantee together with Shanghai Pujiang and Dr. Tang for the short-term bank loans borrowed by the Company	$3,515,003	$—	$3,749,502
	Ossen Material Research provided guarantee together with Dr. Tang for the notes payable issued by the Company	$—	$—	$4,897,310
	The Company provided guarantee for the short-term bank loans borrowed by Ossen Material Research	$—	$—	$18,824,034
Ossen Shanghai	Ossen Shanghai provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$—	$581,522	$—
Shanghai Pujiang	Shanghai Pujiang provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	—	9,377,044	—
	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$85,995,602	$30,529,912	$5,356,432
	The Company provided guarantee for the long-term bank loans borrowed by Shanghai Pujiang	$—	$43,585,084	$—
	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$—	$2,907,611	$—
	The Company sold products to Shanghai Pujiang	$2,906,755	$2,810,147	$—
Zhejiang Pujiang	The Company provided guarantee for the notes payable issued by Zhejiang Pujiang	$—	$—	$25,426,525

	The Company sold products to Zhejiang Pujiang	$1,566,558	$2,945,584	$—
Pujiang International	Pujiang International provided guarantee the short-term bank loans borrowed by the Company	$7,819,086	$—	$—

In accordance with ASC 810‑10, “Consolidation”, the Company first evaluated that none of the related parties met the scope exceptions as outlined in the guidance. The Company then had to determine if it held any variable interest in the related parties. The Company determined to have a variable interest in Shanghai Pujiang because the Company guarantees $85,995,602 of the outstanding short term debt. Next, the Company evaluated if Shanghai Pujiang is variable interest entity. Using both qualitative and quantitative analysis, the Company does not have the power to direct Shanghai Pujiang’s activities that significantly impact its economic performance and does not have the obligation to absorb losses or the right to receive benefits from the entity. Thus, the Company is not the primary beneficiary of Shanghai Pujiang. As a result, the Company determined Shanghai Pujiang was not variable interest entity that requires consolidation as defined in ASC 810. The Company determined Dr. Tang to be the primary beneficiary of Shanghai Pujiang because Dr. Tang is most closely associated with the Shanghai Pujiang. Dr. Tang had the power to direct the activities of Shanghai Pujiang that most significantly impacted its economic performance and had the obligation to absorb losses of Shanghai Pujiang that could potentially be significant or the right to receive benefits from the related parties that could potentially be significant.

The Company also evaluated the remaining related parties and affiliated entities under ASC 810 and because the Company does not guarantee the debt, the holders of the equity were at risk and therefore determined to be the primary beneficiaries and these entities are not variable interest entities that require consolidation.